COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB78,386 (US$12, 101) for the year ended December 31, 2015. Total other operating lease expenses were RMB220,770 (US$34,081) for the year ended December 31, 2015.

The Group’s lease arrangements have no renewal options, rent escalation clauses and restriction or contingent rents.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following as of December 31, 2015:

	RMB	US$
2016	163,683	25,268
2017	62,023	9,575
2018	56,889	8,782
2019	52,405	8,090
2020	36,604	5,651
Thereafter	1,830	283

	373,434	57,649

Licensing fee commitments:

The Group entered into authorization and licensing agreements to substantiate its research and developing activities with terms of three years in 2013. The Group entered into authorization and licensing agreements of an online game with terms of two years in 2015. As of December 31, 2015, total licensing fee commitments were as follows:

	RMB	US$
2016	2,222	342
2017 and thereafter	—	—

	2,222	342

Provision of loan facility

On March 13, 2013, Beijing Security entered into a loan facility of RMB10,000 at an interest rate with reference to the market rate with 10% discount to an equity method investee, Beijing Security System Technology, to provide financial support to Beijing Security System Technology should it be required for its operations. As of December 31, 2015, the credit facility was not drawn by Beijing Security System Technology.

Litigation

The Group is involved in several other proceeding as of December 31, 2014 and 2015 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.